CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2011	$ 158,787,108	$ 3,881	$ 52,581,098	$ 106,308,297	$ (106,168)
Balances (in shares) at Dec. 31, 2011		38,804,064
Ordinary shares repurchased and retired	(4,290,690)	(130)	(4,290,560)	0	0
Ordinary shares repurchased and retired (in shares)		(1,300,247)
Incentive shares issued for AGRL's 2011 net income target treated as dividend	0	310	17,976,841	(17,977,151)	0
Incentive shares issued for AGRL's 2011 net income target treated as dividend (in shares)		3,103,000
Incentive shares issued for King's Gaming 2011 net income target	3,057,600	52	3,057,548	0	0
Incentive shares issued for King's Gaming 2011 net income target (in shares)		520,000
Ordinary shares issued for repayment of shareholders loan	0
Director shares issued for compensation	346,000	5	345,995	0	0
Director shares issued for compensation (in shares)		50,400
Dividend paid	(12,622,128)	0	0	(12,622,128)	0
Net income (loss)	70,119,242	0	0	70,119,242	0
Foreign currency translation adjustment	669,109	0	0	0	669,109
Balances at Dec. 31, 2012	216,066,241	4,118	69,670,922	145,828,260	562,941
Balances (in shares) at Dec. 31, 2012		41,177,217
Ordinary shares repurchased and retired	(5,024,760)	(146)	(5,024,614)	0	0
Ordinary shares repurchased and retired (in shares)		(1,458,953)
Ordinary shares issued for cash at $3.00 per share- rights offering	29,354,850	978	29,353,872	0	0
Ordinary shares issued for cash at $3.00 per share- rights offering (in shares)		9,784,950
Ordinary shares issued for repayment of shareholders loan	34,197,930	974	34,196,956	0	0
Ordinary shares issued for repayment of shareholders loan (in shares)		9,743,000
Rights offering costs for issuance of ordinary shares	(2,067,809)	0	(2,067,809)	0	0
Director shares issued for compensation	200,000	6	199,994	0	0
Director shares issued for compensation (in shares)		60,610
Dividend paid	(8,945,377)	0	0	(8,945,377)	0
Net income (loss)	5,387,502	0	0	5,387,502	0
Foreign currency translation adjustment	(76,610)	0	0	0	(76,610)
Balances at Dec. 31, 2013	269,091,967	5,930	126,329,321	142,270,385	486,331
Balances (in shares) at Dec. 31, 2013		59,306,824
Ordinary shares repurchased and retired	(4,193,554)	(142)	(4,193,412)	0	0
Ordinary shares repurchased and retired (in shares)		(1,415,300)
Incentive shares issued for Bao Li Gaming 2013 net income target	3,837,500	125	3,837,375	0	0
Incentive shares issued for Bao Li Gaming 2013 net income target (in shares)		1,250,000
Incentive shares issued for Oriental VIP Room 2014 net income target	3,875,000	125	3,874,875	0	0
Incentive shares issued for Oriental VIP Room 2014 net income target (in shares)		1,250,000
Ordinary shares issued for repayment of shareholders loan	0
Director shares issued for compensation	200,000	6	199,994	0	0
Director shares issued for compensation (in shares)		60,790
Dividend paid	(1,539,260)	0	0	(1,539,260)
Net income (loss)	(60,077,935)	0	0	(60,077,935)	0
Foreign currency translation adjustment	65,092	0	0	0	65,092
Balances at Dec. 31, 2014	$ 211,258,810	$ 6,044	$ 130,048,153	$ 80,653,190	$ 551,423
Balances (in shares) at Dec. 31, 2014		60,452,314